FAIR VALUE (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair values of financial instruments
Available-for-sale equity securities - non-qualified employee benefit plan investments		$ 12	$ 11
Carrying Amount
Fair values of financial instruments
Available-for-sale equity securities - non-qualified employee benefit plan investments	14	12	11
Long-term debt (including current portion)	(3,680)	(3,942)	(4,146)
Carrying Amount | Cross Currency Interest Rate Contract
Fair values of financial instruments
Derivative contracts - assets	29	27	19
Carrying Amount | Interest rate contract
Fair values of financial instruments
Derivative contracts - liabilities	(19)	(17)	(9)
Estimated Fair Value
Fair values of financial instruments
Available-for-sale equity securities - non-qualified employee benefit plan investments	14	12	11
Long-term debt (including current portion)	(3,941)	(4,061)	(4,371)
Estimated Fair Value | Cross Currency Interest Rate Contract
Fair values of financial instruments
Derivative contracts - assets	29	27	19
Estimated Fair Value | Interest rate contract
Fair values of financial instruments
Derivative contracts - liabilities	$ (19)	$ (17)	$ (9)